LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

15   LEASES

The Company’s leases consist of operating leases for learning centers and office spaces in different cities in the PRC. The Company reviews all options to extend, terminate, or purchase its right-of-use assets at the inception of the lease and accounts for these options when they are reasonably certain of being exercised. As of December 31, 2024, the Company had no long-term leases that were classified as a financing lease, and the Company’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheets. The Company recognizes rental expense on a straight-line basis over the lease term.

The components of rental expense from continuing operations for the years ended December 31, 2022, 2023 and 2024 consist as follows:

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Short-term rental expense	7,411	9,961	11,710
Operating lease expense excluding short-term rental expense	148,867	133,106	121,409

15   LEASES (CONTINUED)

Other information related to operating leases is as follows:

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:	123,263	143,602	101,635
Right-of-use assets obtained in exchange for new lease liabilities:	80,403	132,001	154,891

As of December 31, 2023 and 2024, the weighted average remaining lease term was 3.48 years and 3.38 years, respectively, and the weighted average discount rate was 5.58% and 5.48% for the Company’s operating leases, respectively.

The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2023 and 2024.

The weighted-average remaining lease terms were calculated by using the remaining lease term and the lease liability balance for each lease as of December 31, 2023 and 2024.

As of December 31, 2024, maturities of lease liabilities were as follows:

RMB
Year ending December 31,
2025	115,565
2026	60,935
2027	23,305
2028	8,456
2029 and thereafter	475
Total lease payments	208,736
Less: imputed interest	11,825
Total	196,911
Less: current portion	(105,504)
Non-current portion	91,407

Gross rental expenses incurred under operating leases were RMB156,278, RMB143,067 and RMB133,119 for the years ended December 31, 2022, 2023 and 2024, respectively.